Stockholder's Deficit (Details Narrative) - USD ($)					3 Months Ended						5 Months Ended	6 Months Ended	11 Months Ended
	Aug. 23, 2017	Feb. 28, 2014	Oct. 12, 2013	Aug. 22, 2013	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2015	Sep. 30, 2016	Sep. 30, 2014	Mar. 31, 2020	Jan. 09, 2020	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2015
Authorized reverse stock split	1:25 reverse stock split			225:1 reverse stock split
Number of stock issued during period		40,000,000	10,000,000
Percentage of ownership acquire			80.00%
Common stock, par value		$ 0.001	$ 0.001											$ 0.001		$ 0.001	$ 0.001
Debt conversion into shares					120,000,000	139,000,000	180,395,000	405,000,000	9,375,000	208,879,614	4,560,000	190,114,175	3,274,000
Debt conversion into shares, value					$ 120,000	$ 139,000	$ 180,395	$ 405,000	$ 9,375	$ 208,880	$ 3,274	$ 190,114	$ 3,274
Conversion price per share					$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 0.001
Preferred stock, shares authorized														50,000,000		50,000,000
Preferred stock, par value														$ 0.001		$ 0.001
Preferred stock, shares issued														45,000,000		23,000,000
Preferred stock, shares outstanding														45,000,000		23,000,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized														50,000,000		50,000,000	50,000,000
Preferred stock, par value														$ 0.001		$ 0.001	$ 0.001
Preferred stock, designated														10,000,000		10,000,000
Preferred stock, shares issued														3,000,000		3,000,000	3,000,000
Preferred stock, shares outstanding														3,000,000		3,000,000	3,000,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized														50,000,000		50,000,000	50,000,000
Preferred stock, par value														$ 0.001		$ 0.001	$ 0.001
Preferred stock, designated														25,000,000		5,000,000
Preferred stock, shares issued																20,000,000	20,000,000
Preferred stock, shares outstanding														34,999,899		20,000,000	20,000,000
Increase in number of authorized shares															34,999,899
Series C Preferred Stock [Member]
Preferred stock, shares issued														101
Preferred stock, shares outstanding														101